CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Sep. 30, 2022 CNY (¥)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 CNY (¥)	Sep. 30, 2020 CNY (¥)
Operating activities:
Net Income (loss)	¥ 2,300	$ 328	¥ (127,081)	¥ (102,842)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	3,901	549	8,279	10,612
Loss/(gain) on disposal of plant and equipment	212	30	(3,642)	418
Gain on disposal of land use right			(6,426)
Loss on termination of business disposal			(106)	(178)
Allowance for doubtful account	0		401	189
Allowance for due from related parties			3,789	28,340
Allowance for due from related party-noncurrent			40,540
Recovery on receivables			(189)
Recovery on Due from related parties	(2,131)	(300)
Impairment on intangible assets			87
Impairment on long-term equity investment	2,906	409	5,957	5,994
Impairment on land use rights	0		7,600	2,704
Impairment on plant and equipment			60,652	24,012
Impairment on lease assets				1,375
Inventory write off			7,976	8,104
Share-based compensation expense	1,038	145	10,952	13,161
Changes in operating assets and liabilities:
Accounts receivable	(359)	(51)	3,040	(1,828)
Due from related parties	3,183	448	(10,663)	(16,755)
Advances to suppliers	(14,223)	(2,003)	(4,616)	(1,935)
Inventories	2,072	292	1,414	6,855
Other current assets	(8,929)	(1,258)	(2,178)	1,276
Operating lease right-of-use assets, net				(3,879)
Other assets	83	12	14	2,296
Accounts payable	991	140	(427)	(87)
Due to growers	(6,269)	(883)		(566)
Due to related parties	(2,388)	(336)	1,588	(4,698)
Advances from customers	14,797	2,084	(18,847)	12,446
Income tax payable	(135)	(19)	(28)	280
Lease liabilities	(1,491)	(210)	(119)	3,230
Other long-term liabilities	(1,486)	(209)	(7,357)	(5,711)
Other payables and accrued expenses	9,194	1,297	4,313	11,572
Net cash provided by (used in) operating activities	3,291	465	(25,077)	(5,615)
Investing activities:
Proceeds from disposal of plant and equipment and land use right			(1,000)	3
Proceeds from other investment	1,520	214
Purchase of plant and equipment	(622)	(88)	(715)
Due from related party-noncurrent			1,706	(42,246)
Purchase of other investment	(2,000)	(282)	(1,200)
Cash from termination of second closing of disposal of commercial seed business	0	0	0	0
Net cash (used in) provided by investing activities	(1,102)	(156)	(1,209)	(42,243)
Financing activities:
Proceeds from long-term borrowings				137,660
Proceeds from exercise of stock options	340	48	472
Proceeds from issuance of common stock	11,014	1,551	17,166	16,223
Proceeds from due to related parties			2,200
Repayment of due to related parties	(9,252)	(1,303)		(11,454)
Dividends paid to minority shareholders	(2,434)	(343)
Proceeds from capital contribution				2,100
Repayment of long-term borrowings				(78,611)
Net cash provided by (used in) financing activities	(332)	(47)	19,838	65,918
Net (decrease) increase in cash and cash equivalents	1,857	262	(6,448)	18,060
Cash and cash equivalents, beginning of year	15,351	2,162	22,482	3,198
Effect of exchange rate changes on cash and cash equivalents	447	63	(816)	1,371
Restricted cash	14		133	147
Cash and cash equivalents, end of the year	17,669	2,489	15,351	22,482
Supplemental disclosures of cash flow information:
Income taxes paid	0	0	0	0
Interest paid, net of interest capitalized	¥ 0	$ 0	¥ 0	¥ 366